Finance lease receivable	12 Months Ended
Mar. 31, 2018
Leases 1 [Abstract]
Finance lease receivable
Finance lease receivable

	March 31, 2018 R’000	March 31, 2017 R’000

Total finance lease receivable	—	162
Short-term portion receivable within 12 months	—	140
Long-term portion receivable after 12 months	—	22

The Group had entered into certain finance lease arrangements with customers to supply fleet management products and services. The terms of the leases varied between 24 and 36 months and the leases were denominated in Euro. The unguaranteed residual values of the assets leased under finance lease were considered negligible.
At March 31, 2017 the finance lease receivables were neither past due nor impaired and were fully settled at March 31, 2018. In determining the recoverability of the finance lease receivables, the Group considered any change in the credit quality of the finance lease receivable from the date the leases were initially entered into until the end of the fiscal 2017 reporting year.

	March 31, 2018 R’000	March 31, 2017 R’000

Gross finance lease receivable – minimum lease payments:
Not later than one year	—	145
Later than one year but not later than five years	—	22
	—	167
Unearned finance income	—	(5)
Net investment in finance leases	—	162

The net investment in finance leases may be analyzed as follows:

	March 31, 2018 R’000	March 31, 2017 R’000

Not later than one year	—	140
Later than one year but not later than five years	—	22
Net investment in finance leases	—	162